Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP and stock-based compensation expense	4,766	4,363	5,913	10,694	11,279
Amortization of premiums and accretion of discounts on securities, net	8,049	9,358	12,938	6,078	5,009
Amortization of premiums and accretion of fees and costs on loans, net	5,159	7,107	8,898	7,008	8,366
Amortization of intangible assets	1,620	1,058	1,535	1,506	979
Provision for loan losses	41,250	48,000	65,000	75,500	66,500
Depreciation and amortization of office properties and equipment	6,038	5,015	7,177	6,438	4,732
Gain (loss) on securities, net	(706)	(286)	(274)	257	(35)
Mortgage loans originated for sale	(334,676)	(629,985)	(811,247)	(513,563)	(695,968)
Proceeds from mortgage loan sales	359,216	632,400	820,636	537,521	698,253
Gain on sales of mortgage loans, net	(5,437)	(13,702)	(18,775)	(7,751)	(10,296)
(Gain) loss on sale of other real estate owned	(688)	122	180	141	0
Gain on sale of branches			0	(72)	0
Gain on bargain purchase			0	0	(1,846)
Income on bank owned life insurance	(2,181)	(1,893)	(2,778)	(3,139)	(2,497)
(Increase) decrease in accrued interest receivable	(287)	820	(2,499)	478	(2,913)
Deferred tax benefit	(12,308)	(4,531)	(10,739)	(11,607)	(14,441)
(Increase) decrease in other assets	(26,860)	9,886	18,059	6,161	5,886
Increase in other liabilities	39,448	37,202	41,988	5,956	28,445
Total adjustments	82,403	104,934	136,012	121,606	101,453
Net cash provided by (used in) operating activities	166,927	172,330	224,779	200,492	163,472
Cash flows from investing activities:
Purchases of loans receivable	(793,198)	(496,290)	(638,789)	(710,880)	(1,070,203)
Net originations of loans receivable	(443,440)	25,232	(297,221)	(272,920)	(308,379)
Proceeds from sale of loans held for investment	121,046	77,302	77,222	23,266	2,984
Gain on disposition of loans held for investment	(1,865)	(2,172)	(2,091)	(1,984)	(2,489)
Net proceeds from sale of foreclosed real estate	7,484	3,207	6,266	1,258	0
Purchases of mortgage-backed securities held to maturity	(29,723)	0	0	0	(3,690)
Purchases of debt securities held-to-maturity	(9,391)	(5,138)	(15,421)	(11,966)	(3,884)
Purchases of mortgage-backed securities available-for-sale	(295,897)	(524,055)	(760,692)	(604,651)	(343,073)
Purchases of other investments available-for-sale			(1,000)	0	(150)
Proceeds from paydowns/maturities on mortgage-backed securities held-to-maturity	57,499	81,004	99,892	160,981	247,896
Proceeds from paydowns on equity securities available-for-sale	108	0
Proceeds from paydowns/maturities on debt securities held-to-maturity	17,086	12,769	14,039	27,120	2,415
Proceeds from paydowns/maturities on mortgage-backed securities available-for-sale	246,415	242,650	348,847	191,918	168,052
Proceeds from sale of mortgage-backed securities held-to-maturity	0	14,871	14,871	21,355	0
Proceeds from sales of mortgage-backed securities available-for-sale	55,971	172,206	213,562	36,972	12,004
Proceeds from sales of US Government and Agency Obligations available-for-sale	0	3,219	3,219	0	25,000
Proceeds from sales of US Government and Agency Obligations held-to-maturity			0	0	170
Proceeds from sale of equity securities available for sale			44	0	0
Redemption of equity securities available-for-sale	0	85	85	176	0
Proceeds from redemptions of Federal Home Loan Bank stock	89,102	56,222	129,152	215,280	42,323
Purchases of Federal Home Loan Bank stock	(131,484)	(69,637)	(158,353)	(251,724)	(56,490)
Purchases of office properties and equipment	(16,559)	(18,320)	(25,407)	(10,550)	(10,393)
Death benefit proceeds from bank owned life insurance	0	3,204	9,613	7,188	0
Cash paid, net of consideration received for branch sale			0	(64,612)	0
Cash received, net of cash consideration paid for acquisitions	0	27,741	140,754	0	629,081
Net cash provided by (used in) investing activities	(1,126,846)	(395,900)	(841,408)	(1,243,773)	(668,826)
Cash flows from financing activities:
Net increase in deposits	(126,522)	144,439	243,462	652,256	301,156
Repayments of funds borrowed under other repurchase agreements	150,000	(90,000)	(195,000)	(250,000)	(250,000)
Net increase in other borrowings	940,460	187,314	631,805	678,972	475,972
Net increase in advance payments by borrowers for taxes and insurance	22,313	12,804	7,739	8,457	5,302
Dividends paid	(16,789)	0	(5,595)	0	0
Exercise of Stock Options	4,775	0	41	0	0
Purchase of treasury stock	(1,376)	(806)	(902)	(32,489)	(24,458)
Net tax benefit from stock-based compensation	234	83	93	0	0
Net cash (used in) provided by financing activities	973,095	253,834	681,643	1,057,196	507,972
Net increase in cash and cash equivalents	13,176	30,264	65,014	13,915	2,618
Cash and cash equivalents at beginning of period	155,153	90,139	90,139	76,224	73,606
Cash and cash equivalents at end of period	168,329	120,403	155,153	90,139	76,224
Non-cash investing activities:
Real estate acquired through foreclosure	3,822	8,625	10,410	3,504	976
Cash paid during the year for:
Interest	81,028	95,255	123,644	144,986	160,024
Income taxes	59,923	45,885	61,994	58,618	53,670
Non-cash assets acquired:
Investment securities available for sale	0	170,368	212,560	0	0
Loans	0	177,512	736,003	0	0
Goodwill and Other intangible assets, net	0	16,732	60,347	0	1,981
Other Assets	0	15,806	45,198	0	2,742
Total non-cash assets acquired	0	380,418	1,054,108	0	4,723
Liabilities assumed:
Deposits	0	385,859	1,163,392	0	633,131
Borrowings	0	8,200	13,361	0	0
Other Liabilities	0	6,441	10,531	0	673
Total liabilities assumed	0	400,500	1,187,284	0	633,804
Net non-cash assets acquired	0	(20,082)
Common stock issued for Brooklyn Federal Savings Bank acquisition	$ 0	$ (7,561)	$ 7,561	$ 0	$ 0